OTHER INFORMATION (Details 1)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Forecast share price volatility (annualized)		50.25%
Expected term (years)	5 years
Expected dividend yield	0.00%
Risk-free interest rate	U.S. Sovereign Bond yield	U.S. Sovereign Bond yield
Minimum [Member]
IfrsStatementLineItems [Line Items]
Forecast share price volatility (annualized)	49.06%
Expected term (years)		5 years 6 months
Maximum [Member]
IfrsStatementLineItems [Line Items]
Forecast share price volatility (annualized)	49.17%
Expected term (years)		6 years 6 months